Shareholders' Equity - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 23, 2017 EUR (€) shares	Jan. 23, 2017 USD ($)	Dec. 20, 2016 USD ($) shares	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€) yr shares	Dec. 31, 2016 EUR (€) yr shares	Dec. 31, 2015 EUR (€) yr € / shares shares	Jun. 01, 2017 shares	Jan. 23, 2017 $ / shares	Dec. 31, 2016 USD ($) yr shares	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue price per share | € / shares							€ 0.09
Aggregate purchase price				$ 80.0	€ 74,738,000	€ 50,547,000	€ 46,478,000
Issuance costs					200,000		€ 800,000			$ 1.5
Increased capital					12,960	1,645
Increased premium					€ 293,660	€ 33,641
Number of share options exercised					136,666	18,283	0
Weighted average exercise price					€ 2.24	€ 1.93
Number of shares fully issued and paid | shares					143,997	18,283				18,283
Number of Restricted Stock Units vested					7,331
Share conversion basis					One-for-one conversion
Description of share conversion basis					The conversion ratio was a one-for-one conversion, taking into consideration the reverse share split that became effective on May 6, 2016.
Description of depository based exercise price					Prior to the IPO, participants that voluntarily left the Company, except for members of the former Supervisory Board, were required to offer to the foundation the depositary receipts acquired from exercising options against payment of the exercise price or the lower fair market value of the underlying shares.
Description of non-vesting condition					This obligation for a participant to offer depositary receipts to the foundation upon resignation within four years from exercising the options was treated as a non-marketvesting condition.
Period of option to exercise treated as non-vesting condition					Within four years
Number of share options outstanding in share-based payment arrangement					2,213,985	1,394,844	953,689			1,394,844	192,276
Weighted average exercise price					€ 13.99	€ 8.69	€ 5.35
Weighted-average remaining contractual life | yr					8.25	6.68	3.63			6.68
Weighted-average share price at the date of exercise for share options exercised					€ 20.69
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price					27.47	€ 16.85	€ 13.50
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price					€ 1.93	€ 1.93	€ 1.93
Incyte Corporation [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued | shares	3,200,000		3,200,000					3,200,000
Issue price per share | $ / shares									$ 25
Aggregate purchase price	€ 74,700,000	$ 80.0	$ 80.0
Percentage of pre-transaction issued and outstanding common shares	19.90%	19.90%
Proceeds from net of issuance costs	€ 74,400,000
Issuance costs	200,000
Change in fair value asset and discount on share	1,100,000
Foreign currency translation	400,000
Increased capital	300,000
Increased premium	€ 73,400,000
Two Thousand Ten Option Plan[member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of options vested					Options granted under the 2010 Plan are exercisable once vested.
Vesting period					4 years
Percentage of initial vesting period					25.00%
Percentage of remaining vesting options					75.00%
Period of remaining option vesting period					36 monthly installments
Percentage of vesting period					100.00%
Description of option lapse					Options lapse on the eighth anniversary of the date of grant.
Description of depository based exercise price					The 2010 Option Plan was amended such that a participant is no longer required to offer depositary receipts to the foundation upon resignation.
Non-Executive Compensation Program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of initial vesting period					33.00%
Percentage of remaining vesting options					67.00%
Period of remaining option vesting period					24 substantially equal monthly installments
Vesting period					Three year period
Period of option will be vested and exercised					12 substantially equal monthly installments
Description of grant award					Following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.
2016 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of options vested					Options granted under the 2016 Plan are exercisable once vested.
Vesting period					4 years
Percentage of initial vesting period					25.00%
Percentage of remaining vesting options					75.00%
Period of remaining option vesting period					36 monthly installments
Percentage of vesting period					100.00%
Description of option lapse					Options will lapse on the tenth anniversary of the date of grant.
Vesting period of Restricted Stock Units vested					4 years
Number of common share entitled to receive					1
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares fully issued and paid | shares					19,429,848	16,085,851	337,562			16,085,851
Class C preferred shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares fully issued and paid | shares							4,149,884
Class B Preferred Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares fully issued and paid | shares							3,899,104
Class A Preferred Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares fully issued and paid | shares							229,055